Leases (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	1 year 10 months 28 days	2 years 7 months 24 days	3 years 7 months 2 days
Weighted average discount rate	5.30%	3.60%	4.60%